Significant Concentrations of Credit Risk - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of the Company’s consolidated total assets	No concentration with a single obligor exceeded 1% of the Company’s consolidated total assets
Real Estate Investment
Concentration Risk [Line Items]
Concentration risk , percentage	9.70%	11.70%
Consumer Housing loans
Concentration Risk [Line Items]
Concentration risk , percentage	10.80%	10.90%
Transportation equipment
Concentration Risk [Line Items]
Concentration risk , percentage	10.90%	10.40%
Japan
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 4,752	¥ 4,723
Concentration risk , percentage	79.00%	77.00%
United States
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 503	¥ 777